Fair Value Measurements (Details) - USD ($)	1 Months Ended		12 Months Ended
	Mar. 18, 2021	Oct. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) [Line Items]
Asset held in trust account			$ 230,021,238
Estimated fair value of the public warrants	$ 6,900,000
Blade Therapeutics, Inc. [Member]
Fair Value Measurements (Details) [Line Items]
Settlement date fair value		$ 3,100,000
Fair value gain on remeasurement		200,000
Aggregate cash payment		43,000,000
Issuance of fair value			20,000,000
Issuance of change in fair value			2,500,000	$ 2,700,000
Fair value adjustment of warrants			1,600,000	600,000
Convertible notes			4,000,000
Common unit issuance			48,000,000
Additional convertible notes			4,000,000
Fair value extinguishment			$ 100,000
Convertible Notes [Member] | Blade Therapeutics, Inc. [Member]
Fair Value Measurements (Details) [Line Items]
Issuance of fair value				$ 20,700,000
Series C-1 Convertible Preferred Stock [Member] | Blade Therapeutics, Inc. [Member]
Fair Value Measurements (Details) [Line Items]
Shares issued		$ 3,033,231